Fair Value	12 Months Ended
Mar. 31, 2026
Fair Value Disclosures [Abstract]
Fair Value	FAIR VALUE
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The guidance on fair value measurements also specifies a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to unobservable inputs, for example, the reporting entity’s own data. Based on the observability of the inputs used in the valuation techniques, the following three-level hierarchy is specified by the guidance:
•Level 1—Unadjusted quoted prices for identical instruments in active markets.
•Level 2—Observable inputs other than Level 1 prices for substantially the full term of the instruments, such as quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; other inputs that are observable; or market-corroborated inputs.
•Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the instruments.
A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement.
The tables in this note except for Estimated Fair Value of Financial Instruments include the portion of the assets and liabilities held for sale.
The MUFG Group has an established and documented process for determining fair values in accordance with the guidance. When available, quoted prices are used to determine fair value. If quoted prices are not available, fair value is based upon valuation techniques that use observable or unobservable inputs. The fair values of liabilities are determined by discounting future cash flows at a rate which incorporates the MUFG Group’s own creditworthiness. In addition, valuation adjustments may be made to ensure the financial instruments are recorded at fair value. These adjustments include, but are not limited to, amounts that reflect counterparty credit quality, funding cost, liquidity risk and model risk.
The following section describes the valuation techniques used by the MUFG Group to measure fair values of certain financial instruments. The discussion includes the general classification of such financial instruments in accordance with the fair value hierarchy, a brief explanation of the valuation techniques, the significant inputs to those valuation techniques, and any additional significant assumptions.
Trading Account Assets and Liabilities—Trading Account Securities
When quoted prices are available in an active market, the MUFG Group uses quoted prices to measure the fair values of securities and such securities are classified in Level 1 of the fair value hierarchy. Examples of Level 1 securities include certain Japanese and foreign government bonds, and marketable equity securities.
When quoted prices are available but the securities are not traded in active markets, such securities are classified in Level 2 of the fair value hierarchy. These securities include certain Japanese government agency bonds, Japanese prefectural and municipal bonds, foreign government and official institution bonds, corporate bonds, residential mortgage-backed securities and equity securities.
As for quoted prices provided by third-party vendors, independent price verification is performed by the MUFG Group to determine the quality and reliability of the data for fair value measurement purposes. As part of its independent price verification procedures, the MUFG Group obtains a sufficient understanding of the vendors’ pricing sources and valuation processes. Further, the MUFG Group performs internal price verification procedures to ensure that the quoted prices provided from the third-party vendors are reasonable. Such verification procedures include comparison of pricing sources and analysis of variances beyond certain thresholds.
When quoted prices are not available, the MUFG Group estimates fair values by using an internal model, quoted prices of securities with similar characteristics or non-binding prices obtained from independent third parties. Such securities include certain commercial paper, corporate bonds, asset-backed securities and residential mortgage-backed securities. For commercial paper, the MUFG Group estimates fair value using discounted cash flows. The cash flows are estimated in accordance with the terms of contracts and discounted using a discount rate based on the yield curve estimated from market interest rates appropriate to the securities. Commercial paper is generally classified in Level 2 of the fair value hierarchy. For corporate bonds, the MUFG Group estimates fair value using discounted cash flows. The cash flows are estimated in accordance with the terms of contracts and discounted using discount rates applicable to the maturity of the bonds, which are adjusted to reflect credit risk of issuers. Credit risk of issuers is reflected in the future cash flows being discounted by the interest rate applicable to the maturity of the bonds. Corporate bonds are classified in either Level 1, Level 2 or Level 3 of the fair value hierarchy, depending primarily on the significance of the adjustments to the unobservable input of creditworthiness. For residential mortgage-backed securities, the MUFG Group estimates fair value using non-binding prices obtained from independent third parties. Residential mortgage-backed securities are classified as Level 2 unless otherwise significant unobservable input is used for the valuation.
When there is less liquidity for securities or significant inputs used in the fair value measurements are unobservable, such securities are classified in Level 3 of the fair value hierarchy. Examples of such Level 3 securities include CLOs backed by general corporate loans, which are classified in asset-backed securities. The fair value of CLOs is measured by weighing the estimated fair value amounts from the internal model and the non-binding quotes from the independent broker-dealers. The weight of the quotes from independent broker-dealers is determined based on the result of inquiries with the broker-dealers to understand their basis of fair value calculation with consideration given to transaction volume. Key inputs to the internal model include projected cash flows through an analysis of underlying loans, probability of default which incorporates market indices such as LCDX (which is an index of loan credit default swaps), prepayment rates and discount rates reflecting liquidity premiums based on historical market data.
Trading Account Assets and Liabilities—Derivatives
Exchange-traded derivatives valued using quoted prices are classified in Level 1 of the fair value hierarchy. Examples of Level 1 derivatives include stock futures index and interest rate futures. However, the majority of the derivative contracts entered into by the MUFG Group are traded over-the-counter and valued using valuation techniques as there are no quoted prices for such derivatives. The valuation techniques and inputs vary depending on the types and contractual terms of the derivatives. The principal valuation techniques used to value derivatives include discounted cash flows, the Black-Scholes model and the Hull-White model. The key inputs include interest rate yield curve, foreign currency exchange rate, volatility, credit quality of the counterparty or the MUFG Group and spot price of the underlying. These models are commonly accepted in the financial industry and key inputs to the models are generally readily observable in an active market. Derivatives valued using such valuation techniques and inputs are generally classified in Level 2 of the fair value hierarchy. Examples of such Level 2 derivatives include plain-vanilla interest rate swaps, foreign currency forward contracts and currency option contracts.
Derivatives that are valued using valuation techniques with significant unobservable inputs are classified in Level 3 of the fair value hierarchy. Examples of Level 3 derivatives include long-term interest rate or currency swaps and certain credit derivatives, where significant inputs such as volatility and correlation of such inputs are unobservable.
Investment Securities
Investment securities include Available-for-sale debt and equity securities, whose fair values are measured using the same valuation techniques as the trading account securities described above. Investment securities also include investments in nonmarketable equity securities which are subject to specialized industry accounting principles. The valuation of such nonmarketable equity securities involves significant management judgment due to the absence of quoted prices, lack of liquidity and the long-term nature of these investments. Further, there may be restrictions on transfers of nonmarketable equity securities. The MUFG Group values such securities initially at transaction price and subsequently adjusts such valuations, considering evidence such as current sales transactions of similar securities, initial public offerings, recent equity issuances and change in financial condition of the investee company. Nonmarketable equity securities are included in Level 3 of the fair value hierarchy.
Other Assets
Other assets measured at fair value mainly consist of securities received as collateral that may be sold or repledged under securities lending transactions. The securities received as collateral under lending transactions mainly consist of certain Japanese and foreign government bonds which are valued using the valuation techniques previously described in the section entitled “Trading Accounts Assets and Liabilities—Trading Account Securities” above.
Obligations to Return Securities Received as Collateral
Obligations to return securities received as collateral under securities lending transactions included in Other liabilities are measured at the fair values of the securities received as collateral. The securities received as collateral consist primarily of certain Japanese and foreign government bonds, whose fair values are measured using the valuation techniques described in the “Trading Account Assets and Liabilities—Trading Account Securities” above.
Other Short-term Borrowings and Long-term Debt
Certain short-term borrowings and long-term debt are measured at fair value due to the election of the fair value option. The fair value of these instruments are measured principally based on the discounted cash flows. Where the inputs into the valuation techniques are mainly based on observable inputs, these instruments are classified in Level 2 of the fair value hierarchy. Where significant inputs are unobservable, they are classified in Level 3 of the fair value hierarchy.
Market Valuation Adjustments
Counterparty credit risk adjustments are made to certain financial assets such as over-the-counter derivatives to factor in counterparty credit exposure. As not all counterparties have the same credit risk, it is necessary in calculating credit risk adjustments, to take into account probability of a default event occurring for each counterparty, which is primarily derived from observed or estimated spreads on credit default swaps. In addition, the counterparty credit risk adjustment takes into account the effect of credit risk mitigation such as pledged collateral and the legal right of offset with the counterparty.
Funding valuation adjustment (“FVA”) represents the adjustment to reflect the impact of uncollateralized funding. The FVA is calculated using the MUFG’s market funding spread and the funding exposure of any uncollateralized component of the over-the-counter derivative instrument. The MUFG Group’s FVA framework incorporates key inputs, such as the expected future funding requirements arising from the MUFG Group’s positions with each counterparty and collateral arrangements, and the estimated market funding cost in the principal market, which considers the MUFG Group’s credit risk.
Liquidity adjustments are applied mainly to the instruments classified in Level 3 of the fair value hierarchy when recent observable prices of such instruments are not available or such instruments are traded in inactive or less active markets. The liquidity adjustments are based on the facts and circumstances of the markets including the availability of external quotes and the time since the latest available quote.
Model valuation adjustments such as unobservable parameter valuation adjustments may be provided when the fair values of instruments are determined based on internally developed valuation techniques. Examples of such adjustments include adjustments to the model price of certain derivatives where parameters such as correlation are unobservable. Unobservable parameter valuation adjustments are applied to mitigate the uncertainty inherent in the resulting valuation estimate.
Investments in Certain Entities That Calculate Net Asset Value per Share
The MUFG Group has interests in investment funds, mainly private equity funds and real estate funds, that are measured at fair value on a recurring or nonrecurring basis.
Private equity funds have specific investment objectives in connection with their acquisition of equity interests, such as providing financing and other support to start-up businesses, medium and small entities in a particular geographical area, and to companies with certain technology or companies in a high-growth industry. Generally, these investments cannot be redeemed with the funds, and the return of invested capital and its gains are derived from distributions received upon the liquidation of the underlying assets of the fund, the timing of which is uncertain.
Real estate funds invest globally and primarily in real estate companies, debt recapitalizations and direct property. These investments are generally not redeemable with the funds. Distributions from each fund will be received as the underlying investments of the funds are liquidated, the timing of which is uncertain.
Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following tables present the financial instruments carried at fair value by level within the fair value hierarchy as of March 31, 2025 and 2026:

At March 31, 2025	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥20,407,859	¥15,222,947	¥2,746,696	¥38,377,502
Debt securities
Japanese national government and Japanese government agency bonds	6,140,726	754,529	—	6,895,255
Japanese prefectural and municipal bonds	—	288,472	—	288,472
Foreign government and official institution bonds	11,602,182	774,775	—	12,376,957
Corporate bonds	4,755	2,717,719	175,464	2,897,938
Residential mortgage-backed securities	—	7,313,220	—	7,313,220
Asset-backed securities	—	1,279,679	1,816,507	3,096,186
Other debt securities	—	61,578	612,102	673,680
Commercial paper	—	1,224,538	—	1,224,538
Equity securities(2)	2,660,196	808,437	142,623	3,611,256
Trading derivative assets	58,729	20,597,301	77,897	20,733,927
Interest rate contracts	12,565	14,860,818	22,298	14,895,681
Foreign exchange contracts	1,416	5,592,040	27,345	5,620,801
Equity contracts	44,748	94,288	6,961	145,997
Commodity contracts	—	293	19,892	20,185
Credit derivatives	—	49,861	757	50,618
Other(8)	—	1	644	645
Trading loans(3)	—	28,447	—	28,447
Investment securities:
Available-for-sale debt securities	23,867,794	6,347,624	197,750	30,413,168
Japanese national government and Japanese government agency bonds	21,152,903	930,954	—	22,083,857
Japanese prefectural and municipal bonds	—	309,998	—	309,998
Foreign government and official institution bonds	2,714,891	1,363,578	—	4,078,469
Corporate bonds	—	898,304	5,579	903,883
Residential mortgage-backed securities	—	1,122,236	15	1,122,251
Asset-backed securities	—	1,269,867	142,284	1,412,151
Other debt securities	—	452,687	49,872	502,559
Equity securities	3,779,986	52,002	100,762	3,932,750
Marketable equity securities(9)	3,779,986	52,002	—	3,831,988
Nonmarketable equity securities(4)	—	—	100,762	100,762
Other(5)	973,130	1,757,936	8,100	2,739,166
Total	¥49,087,498	¥44,006,257	¥3,131,205	¥96,224,960

At March 31, 2025	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥389,643	¥2,462	¥—	¥392,105
Trading derivative liabilities	48,534	20,995,246	67,027	21,110,807
Interest rate contracts	28,532	15,998,172	44,232	16,070,936
Foreign exchange contracts	2,197	4,900,685	2,026	4,904,908
Equity contracts	17,805	43,467	358	61,630
Commodity contracts	—	1	19,926	19,927
Credit derivatives	—	52,921	430	53,351
Other(8)	—	—	55	55
Obligation to return securities received as collateral(6)	5,754,639	292,116	—	6,046,755
Other(7)	—	267,202	(49,328)	217,874
Total	¥6,192,816	¥21,557,026	¥17,699	¥27,767,541

At March 31, 2026	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥23,016,668	¥18,618,405	¥2,990,622	¥44,625,695
Debt securities
Japanese national government and Japanese government agency bonds	6,934,540	506,060	—	7,440,600
Japanese prefectural and municipal bonds	—	289,034	—	289,034
Foreign government and official institution bonds	11,607,994	1,295,434	—	12,903,428
Corporate bonds	6,171	2,702,368	114,479	2,823,018
Residential mortgage-backed securities	—	10,515,437	—	10,515,437
Asset-backed securities	—	1,346,557	2,108,594	3,455,151
Other debt securities	—	57,986	614,248	672,234
Commercial paper	—	1,085,758	—	1,085,758
Equity securities(2)	4,467,963	819,771	153,301	5,441,035
Trading derivative assets	158,262	38,676,721	82,622	38,917,605
Interest rate contracts	81,059	31,975,609	25,461	32,082,129
Foreign exchange contracts	8,451	6,586,486	27,607	6,622,544
Equity contracts	68,752	70,564	8,598	147,914
Commodity contracts	—	680	20,302	20,982
Credit derivatives	—	43,380	421	43,801
Other(8)	—	2	233	235
Trading loans(3)	—	29,024	—	29,024
Investment securities:
Available-for-sale debt securities	16,264,022	6,161,695	208,624	22,634,341
Japanese national government and Japanese government agency bonds	13,317,045	599,498	—	13,916,543
Japanese prefectural and municipal bonds	—	166,451	—	166,451
Foreign government and official institution bonds	2,946,977	1,652,249	—	4,599,226
Corporate bonds	—	976,179	5,081	981,260
Residential mortgage-backed securities	—	1,017,007	15	1,017,022
Asset-backed securities	—	1,451,519	148,803	1,600,322
Other debt securities	—	298,792	54,725	353,517
Equity securities	4,178,047	71,940	143,460	4,393,447
Marketable equity securities(9)	4,178,047	71,940	—	4,249,987
Nonmarketable equity securities(4)	—	—	143,460	143,460
Other(5)	3,051,633	1,852,710	9,405	4,913,748
Total	¥46,668,632	¥65,410,495	¥3,434,733	¥115,513,860

At March 31, 2026	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥609,730	¥1,047	¥—	¥610,777
Trading derivative liabilities	51,133	40,366,071	76,678	40,493,882
Interest rate contracts	17,435	33,693,313	52,967	33,763,715
Foreign exchange contracts	5,426	6,530,669	2,001	6,538,096
Equity contracts	28,272	71,415	968	100,655
Commodity contracts	—	—	20,303	20,303
Credit derivatives	—	70,674	338	71,012
Other(8)	—	—	101	101
Obligation to return securities received as collateral(6)	8,130,080	338,246	—	8,468,326
Other(7)	—	29,054	(89,163)	(60,109)
Total	¥8,790,943	¥40,734,418	¥(12,485)	¥49,512,876

Notes:
(1)Includes securities measured under the fair value option.
(2)Excludes certain investments valued at net asset value of private equity and other funds, whose fair values were ¥277,252 million and ¥349,587 million at March 31, 2025 and 2026, respectively. The amounts of unfunded commitments related to these private equity and other funds were ¥276,433 million and ¥405,058 million at March 31, 2025 and 2026, respectively.
(3)Includes loans measured under the fair value option.
(4)Excludes certain investments valued at net asset value of real estate funds and private equity and other funds, whose fair values at March 31, 2025 were ¥40,477 million and ¥56,334 million, respectively, and those at March 31, 2026 were ¥47,248 million and ¥84,795 million, respectively. The amounts of unfunded commitments related to these real estate funds and private equity and other funds at March 31, 2025 were nil and ¥13,650 million, respectively, and those at March 31, 2026 were nil and ¥1,775 million, respectively.
(5)Includes securities received as collateral that may be sold or repledged under securities lending transactions.
(6)Included in Other liabilities.
(7)Mainly includes other short-term borrowings, long-term debt, and bifurcated embedded derivatives carried at fair value.
(8)Includes certain derivatives such as earthquake derivatives.
(9)Includes equity securities subject to contractual sale restrictions, with a total fair value of ¥43,654 million and ¥69,713 million at March 31, 2025 and 2026, respectively. The contractual restriction of these securities is a lock-up agreement, a market standoff agreement, or the result of a provision within a separate agreement between certain shareholders, and the range of remaining duration of these restrictions were 0.0-3.0 years and 0.0-2.7 years at March 31, 2025 and 2026, respectively. The market standoff agreements expire when the share price changes to a certain extent, and other agreements do not have specific clauses for a lapse in the restriction.

Changes in Level 3 Recurring Fair Value Measurements
The following tables present a reconciliation of the assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the fiscal years ended March 31, 2025 and 2026. The determination to classify a financial instrument within Level 3 is based upon the significance of the unobservable inputs to overall fair value measurement. However, Level 3 financial instruments typically include, in addition to the unobservable or Level 3 input, observable inputs (inputs that are actively quoted and can be validated to external sources). Accordingly, the gains and losses in the tables below include changes in fair value due in part to observable inputs used in the valuation techniques.

Fiscal year ended March 31, 2025:	March 31, 2024	Total gains (losses) for the period											March 31, 2025	Change in unrealized gains (losses) for assets and liabilities still held at March 31, 2025
		Included in earnings		Included in other comprehensive income	Purchases	Issues	Sales	Settlements	Transfers into Level 3		Transfers out of Level 3
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥2,041,954	¥(5,968)	(2)	¥(9,121)	¥1,065,651	¥—	¥(27,371)	¥(397,123)	¥78,674		¥—		¥2,746,696	¥(22,232)	(2)
Debt securities
Foreign government and official institution bonds	101	(1)		—	—	—	—	(100)	—		—		—	—
Corporate bonds	—	(812)		—	99,190	—	(1,374)	—	78,460	(5)	—		175,464	(773)
Asset-backed securities	1,352,755	(10,400)		(9,121)	853,526	—	(23,091)	(347,162)	—		—		1,816,507	(19,985)
Other debt securities	536,846	(1,034)		—	76,290	—	—	—	—		—		612,102	(1,034)
Equity securities	152,252	6,279		—	36,645	—	(2,906)	(49,861)	214		—		142,623	(440)
Trading derivatives—net	58,906	(5,605)	(2)	1,807	669	(312)	—	(23,328)	10,690		(31,957)		10,870	9,395	(2)
Interest rate contracts—net	39,486	(18,435)		(706)	—	—	—	(6,230)	(3,954)		(32,095)	(5)	(21,934)	(9,311)
Foreign exchange contracts—net	10,198	(244)		1,890	—	—	—	(1,505)	14,644	(5)	336		25,319	6,113
Equity contracts—net	8,258	13,373		627	—	—	—	(15,457)	—		(198)		6,603	12,892
Commodity contracts—net	(45)	30		(4)	—	—	—	(15)	—		—		(34)	32
Credit derivatives—net	660	(212)		—	—	—	—	(121)	—		—		327	(211)
Other—net(8)	349	(117)		—	669	(312)	—	—	—		—		589	(120)
Investment securities:
Available-for-sale debt securities	204,805	(12,852)	(3)	12,998	2,533	—	—	(9,872)	1,631		(1,493)		197,750	199	(3)
Corporate bonds	5,172	83		(67)	2,493	—	—	(2,240)	1,631		(1,493)		5,579	34
Residential mortgage-backed securities	15	—		—	—	—	—	—	—		—		15	—
Asset-backed securities	132,951	—		9,333	—	—	—	—	—		—		142,284	9,333
Other debt securities	66,667	(12,935)		3,732	40	—	—	(7,632)	—		—		49,872	(9,168)
Equity securities	87,814	4,842	(3)	447	14,898	—	(6,696)	—	1,608		(2,151)		100,762	1,944	(3)
Nonmarketable equity securities	87,814	4,842		447	14,898	—	(6,696)	—	1,608		(2,151)		100,762	1,944
Other	79,154	(246)	(7)	129	1,120	—	—	(72,057)	—		—		8,100	(117)	(7)
Total	¥2,472,633	¥(19,829)		¥6,260	¥1,084,871	¥(312)	¥(34,067)	¥(502,380)	¥92,603		¥(35,601)		¥3,064,178	¥(10,811)
Liabilities
Obligation to return securities received as collateral	¥71,399	¥—		¥—	¥—	¥—	¥—	¥(71,399)	¥—		¥—		¥—	¥—
Other	6,486	20,351	(4)	(2,062)	—	—	—	(30,998)	—		(6,527)	(6)	(49,328)	27,174	(4)
Total	¥77,885	¥20,351		¥(2,062)	¥—	¥—	¥—	¥(102,397)	¥—		¥(6,527)		¥(49,328)	¥27,174

Fiscal year ended March 31, 2026:	March 31, 2025	Total gains (losses) for the period			Purchases	Issues	Sales	Settlements	Transfers into Level 3	Transfers out of Level 3		March 31, 2026	Change in unrealized gains (losses) for assets and liabilities still held at March 31, 2026
		Included in earnings		Included in other comprehensive income
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥2,746,696	¥161,058	(2)	¥27,672	¥1,021,739	¥—	¥(75,862)	¥(818,214)	¥15	¥(72,482)		¥2,990,622	¥204,939	(2)
Debt securities
Corporate bonds	175,464	10,876		—	5,002	—	(4,381)	—	—	(72,482)	(5)	114,479	10,690
Asset-backed securities	1,816,507	103,284		27,672	996,075	—	(69,997)	(764,947)	—	—		2,108,594	145,676
Other debt securities	612,102	40,797		—	2,000	—	(1,283)	(39,368)	—	—		614,248	41,511
Equity securities	142,623	6,101		—	18,662	—	(201)	(13,899)	15	—		153,301	7,062
Trading derivatives—net	10,870	(798)	(2)	765	188	(330)	—	(9,617)	8,654	(3,788)		5,944	(2,630)	(2)
Interest rate contracts—net	(21,934)	(12,552)		(644)	—	—	—	831	1,479	5,314		(27,506)	(8,488)
Foreign exchange contracts—net	25,319	2,500		1,032	—	—	—	(1,584)	7,175	(8,836)		25,606	3,653
Equity contracts—net	6,603	9,678		377	5	—	—	(8,734)	—	(299)		7,630	2,640
Commodity contracts—net	(34)	15		—	—	—	—	(15)	—	33		(1)	—
Credit derivatives—net	327	(129)		—	—	—	—	(115)	—	—		83	(129)
Other—net(8)	589	(310)		—	183	(330)	—	—	—	—		132	(306)
Investment securities:
Available-for-sale debt securities	197,750	(178)	(3)	11,425	1,722	—	—	(57)	1,103	(3,141)		208,624	11,397	(3)
Corporate bonds	5,579	(215)		128	1,684	—	—	(57)	1,103	(3,141)		5,081	63
Residential mortgage-backed securities	15	—		—	—	—	—	—	—	—		15	—
Asset-backed securities	142,284	—		6,519	—	—	—	—	—	—		148,803	6,519
Other debt securities	49,872	37		4,778	38	—	—	—	—	—		54,725	4,815
Equity securities	100,762	(8,610)	(3)	3,764	61,126	—	(4,099)	—	1,836	(11,319)		143,460	(5,933)	(3)
Nonmarketable equity securities	100,762	(8,610)		3,764	61,126	—	(4,099)	—	1,836	(11,319)		143,460	(5,933)
Other	8,100	641	(7)	276	768	—	—	(380)	—	—		9,405	917	(7)
Total	¥3,064,178	¥152,113		¥43,902	¥1,085,543	¥(330)	¥(79,961)	¥(828,268)	¥11,608	¥(90,730)		¥3,358,055	¥208,690
Liabilities
Other	¥(49,328)	¥37,213	(4)	¥(656)	¥—	¥4,333	¥—	¥(7,731)	¥(50)	¥170		¥(89,163)	¥39,516	(4)
Total	¥(49,328)	¥37,213		¥(656)	¥—	¥4,333	¥—	¥(7,731)	¥(50)	¥170		¥(89,163)	¥39,516

Notes:
(1)Includes Trading securities measured under the fair value option.
(2)Included in Trading account profits (losses)—net and Foreign exchange gains (losses)—net.
(3)Included in Investment securities gains (losses)—net and Other comprehensive income, net of tax.
(4)Included in Trading account profits (losses)—net, Other non-interest income and Other comprehensive income, net of tax.
(5)Transfers out of Level 3 for Interest rate contracts—net were mainly caused by changes in the impact of unobservable input to the entire fair value measurement. Unobservable inputs include loss given default. Transfers into (out of) Level 3 for Corporate bonds were mainly caused by the increased (decreased) impact of the Liquidity Premium on Fair Value. Transfers into Level 3 for Foreign exchange contracts—net were mainly caused by changes in the impact of unobservable　inputs to the fair value measurement.
(6)For the fiscal year ended March 31, 2025, transfers out of Level 3 for long-term debt in Other were mainly caused by the increase in the observability of the key inputs to the valuation models and a corresponding decrease in the significance of the unobservable inputs.
(7)Included in Other non-interest income.
(8)Includes certain derivatives such as earthquake derivatives.

Quantitative Information about Level 3 Fair Value Measurements
The following tables present information on the valuation techniques, significant unobservable inputs and their ranges for each major category of assets and liabilities measured at fair value on a recurring basis and classified in Level 3:

At March 31, 2025	Fair value(1)	Valuation technique	Significant unobservable inputs	Range	Weighted average(2)
	(in millions)
Assets
Trading securities and Investment securities :
Corporate bonds	¥175,464	Discounted cash flow	Liquidity premium	0.0%～0.2%	0.1%
Asset-backed securities	1,684,080	Internal model(4)	Asset correlations	2.0%	2.0%
			Discount factor	1.2%~1.3%	1.3%
			Prepayment rate	28.0%	28.0%
			Probability of default	0.0%~99.0%	—	(3)
			Recovery rate	60.4%	60.4%
Other debt securities	659,534	Discounted cash flow	Liquidity premium	1.6%~3.2%	2.4%

At March 31, 2025	Fair value(1)	Valuation technique	Significant unobservable inputs	Range	Median(2)
	(in millions)
Trading derivatives—net:
Interest rate contracts—net	¥(21,934)	Option model	Correlation between interest rates	30.0%~60.4%	44.0%
			Correlation between interest rate and foreign exchange rate	5.7%~60.0%	34.3%
			Recovery rate	80.0%~90.0%	85.0%
			Volatility	65.3%~134.6%	73.5%
Foreign exchange contracts—net	25,319	Option model	Correlation between interest rates	30.0%~70.0%	45.6%
			Correlation between interest rate and foreign exchange rate	19.2%~60.0%	36.7%
			Correlation between foreign exchange rates	50.0%~66.4%	58.2%
			Recovery rate	80.0%~90.0%	85.0%
			Volatility	10.7%~20.9%	14.3%
Equity contracts—net	3,524	Option model	Correlation between foreign exchange rate and equity	6.0%~50.0%	10.0%
			Correlation between equities	5.7%~95.0%	58.9%
			Volatility	20.0%~35.5%	27.5%

At March 31, 2026	Fair value(1)	Valuation technique	Significant unobservable inputs	Range	Weighted average(2)
	(in millions)
Assets
Trading securities and Investment securities:
Corporate bonds	¥107,198	Discounted cash flow	Liquidity premium	０.0%	０.0%
Asset-backed securities	1,940,331	Internal model(4)	Asset correlations	2.0%	2.0%
			Discount factor	1.3%~1.4%	1.3%
			Prepayment rate	20.7%	20.7%
			Probability of default	0.0%~92.5%	—	(3)
			Recovery rate	59.4%	59.4%
Other debt securities	667,093	Discounted cash flow	Liquidity premium	1.6%~3.2%	2.4%

At March 31, 2026	Fair value(1)	Valuation technique	Significant unobservable inputs	Range	Median(2)
	(in millions)
Trading derivatives—net:
Interest rate contracts—net	¥(27,506)	Option model	Correlation between interest rates	34.1%~57.2%	55.4%
			Correlation between interest rate and foreign exchange rate	15.4%~51.0%	25.1%
			Volatility	0.7%~68.1%	56.8%
Foreign exchange contracts—net	25,606	Option model	Correlation between interest rates	46.7%~57.2%	51.9%
			Correlation between interest rate and foreign exchange rate	19.2%~51.0%	29.6%
Equity contracts—net	7,630	Option model	Correlation between foreign exchange rate and equity	43.2%	43.2%
			Correlation between equities	12.0%~90.6%	46.1%
			Volatility	20.1%~42.0%	29.0%

Notes:
(1)The fair value as of March 31, 2025 and 2026 excludes the fair value of investments valued using vendor prices.
(2)Weighted average is calculated by weighing each input by the relative fair value of the respective financial instruments for investment securities. Median is used for derivative instruments.
(3)See “Probability of default” in “Changes in and range of unobservable inputs.”
(4)For further detail of Internal model, refer to the last paragraph of “Trading Account Assets and Liabilities—Trading Account Securities.”

Changes in and range of unobservable inputs
Probability of default—Probability of default is an estimate of the likelihood that the default event will occur and the MUFG Group will be unable to collect the contractual amounts. A significant increase (decrease) in the default rate would have resulted in a significant decrease (increase) in a fair value through a decrease (increase) in the estimated cash flows. Probability of default used in internal model of Residential mortgage-backed securities and Asset-backed securities represents that of underlying assets, whereas probability of default used in other valuation techniques represents the counterparty default risks, determined through the MUFG Group’s credit rating system.
The wide range of probability of default used in the internal model of Residential mortgage-backed securities and Asset-backed securities is mainly caused by Asset-backed securities. Asset-backed securities have a large number of underlying loans, mainly corporate loans, in several industries. The MUFG Group primarily makes investments in the senior tranches of such securities, with no investments in the equity portion. Thus, the MUFG Group’s investments have higher priority of payments than mezzanine and equity and even if some of underlying loans become default, the MUFG Group may still be able to receive the full contractual payments.
Discount factor and Liquidity premium—Discount factor and liquidity premium are adjustments to discount rates to reflect uncertainty of cash flows and liquidity of the instruments. When recent prices of similar instruments are unobservable in inactive or less active markets, discount rates are adjusted based on the facts and circumstances of the markets including the availability of quotes and the time since the latest available quotes. A significant increase (decrease) in discount rate would have resulted in a significant decrease (increase) in a fair value.
Recovery rate and Prepayment rate—Recovery rate is the proportion of the total outstanding balance of a bond or loan, or the total exposure that is expected to be collected in a liquidation scenario. For many debt securities (such as asset-backed securities), there is no directly observable market input for recovery, but indications of recovery levels are available from third-party pricing services. The assumed recovery of a security may differ from its actual recovery that will be observable in the future. Prepayment rate represents the proportion of principal that is expected to be paid prematurely in each period on a security or pool of securities. Prepayment rates change the future cash flows for the investor and thereby change the fair value of the security. Recovery rate and prepayment rate would affect estimation of future cash flows to a certain extent and changes in these inputs could have resulted in a significant increase or decrease in fair value.
Volatility—Volatility is a measure of the speed and severity of market price changes and is a key factor in pricing. Typically, instruments can become more expensive if volatility increases. A significant increase (decrease) in volatility would cause a significant increase (decrease) in the value of an option resulting in the significant increase (decrease) in fair value.
The level of volatility generally depends on the tenor of the underlying instrument and the strike price or level defined in the contract. Volatilities for certain combinations of tenor and strike price are not observable. The volatility inputs used to estimate fair value of interest rate contracts are distributed throughout the range.
Correlation—Correlation is a measure of the relationship between the movements of two variables (i.e., how the change in one variable influences a change in the other variables). A variety of correlation-related assumptions are required for a wide range of instruments including foreign government and official institution bonds, asset-backed securities, corporate bonds, derivatives and certain other instruments. In most cases, correlations used are not observable in the market and must be estimated using historical information. Changes in correlation inputs can have a major impact, favorable or unfavorable, on the value of an instrument, depending on its nature. In addition, the wide range of correlation inputs are primarily due to the complex and unique nature of these instruments. There are many different types of correlation inputs, including cross-asset correlation (such as correlation between interest rate and equity), and same-asset correlation (such as correlation between interest rates). Correlation levels are highly dependent on market conditions and could have a relatively wide range of levels within or across asset classes.
For interest rate contracts and foreign exchange contracts, the diversity in the portfolio held by the MUFG Group is reflected in wide ranges of correlation, as the fair values of transactions with a variety of currencies and tenors are determined using several foreign exchange and interest rate curves. For equity derivative contracts, the wide range of correlation between interest rate and equity is primarily due to the large number of correlation pairs with different maturities of contracts. For credit derivative contracts, the wide range of correlation between underlying assets is primarily due to factors such as reference assets with different maturities, capital structure subordinations, and credit quality.

Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis
Certain assets and liabilities may be measured at fair value on a nonrecurring basis in periods subsequent to their initial recognition. These assets are subject to fair value adjustments that result from the application of the lower of cost or fair value accounting, write-downs of individual assets or the measurement alternative for nonmarketable equity securities. The following table presents the carrying value of assets measured at fair value on a nonrecurring basis by level within the fair value hierarchy as of March 31, 2025 and 2026:

	2025				2026
	Level 1	Level 2	Level 3	Total carrying value	Level 1	Level 2	Level 3	Total carrying value
	(in millions)
Assets
Investment securities(1)(2)	¥—	¥14,041	¥49,830	¥63,871	¥—	¥20,079	¥21,227	¥41,306
Loans	2,466	5,254	269,853	277,573	3,175	8,412	264,521	276,108
Loans held for sale	—	—	134,371	134,371	—	—	102,948	102,948
Collateral dependent loans	2,466	5,254	135,482	143,202	3,175	8,412	161,573	173,160
Premises and equipment	—	—	9,557	9,557	—	—	3,126	3,126
Intangible assets	—	—	5,449	5,449	—	—	3,062	3,062
Goodwill	—	—	161,758	161,758	—	—	242,644	242,644
Other assets	—	34,389	19,049	53,438	—	32,301	24,521	56,822
Investments in equity method investees(1)	—	27,745	2,057	29,802	—	26,039	2,191	28,230
Other	—	6,644	16,992	23,636	—	6,262	22,330	28,592
Total	¥2,466	¥53,684	¥515,496	¥571,646	¥3,175	¥60,792	¥559,101	¥623,068

Notes:
(1)Excludes certain investments valued at net asset value of ¥39,541 million and ¥41,152 million at March 31, 2025 and 2026, respectively. The unfunded commitments related to these investments are ¥34,847 million and ¥46,682 million at March 31, 2025 and 2026, respectively. These investments are in private equity funds.
(2)Includes certain nonmarketable equity securities that are measured at fair value on a nonrecurring basis, including impairment and observable price change for nonmarketable equity securities measured under the measurement alternative.
The following table presents losses recorded as a result of changes in the fair value of assets measured at fair value on a nonrecurring basis for the fiscal years ended March 31, 2025 and 2026:

	2025	2026
	(in millions)
Investment securities	¥29,409	¥10,411
Loans	23,210	56,678
Loans held for sale	6,903	4,075
Collateral dependent loans	16,307	52,603
Premises and equipment	14,490	3,290
Intangible assets	13,057	5,658
Goodwill	150,089	97,475
Other assets	27,351	28,743
Investments in equity method investees	8,177	6,306
Other	19,174	22,437
Total	¥257,606	¥202,255

Investment securities for the fiscal years ended March 31, 2025 and 2026 primarily include nonmarketable equity securities measured under the measurement alternative. See Note 3 for the details of the measurement alternative.
Loans held for sale are recorded at the lower of cost or fair value. The fair value of loans held for sale is based on secondary market prices, where available. Where no such price exists, the fair value is determined using prices observed in the market for a similar asset or assets, which may be adjusted, as appropriate, to reflect other market conditions or the perceived credit risk of the borrower. These loans are principally classified in Level 3 of the fair value hierarchy, except when quoted prices are available but not traded actively, which results in such loans held for sale being classified in Level 2 of the fair value hierarchy.
Collateral dependent loans are measured at fair value of the underlying collateral. Collateral is comprised mainly of real estate and exchange-traded equity securities. The MUFG Group maintains an established process for internally determining the fair value of real estate, using the following valuation techniques and assumptions. Collateral dependent loans that are measured based on underlying real estate collateral are classified in Level 3 of the fair value hierarchy.

•Replacement cost approach. The replacement cost approach is primarily used for buildings and the land they are built on. This approach calculates the fair value of the collateral using the replacement cost of the property as of the valuation date. Replacement cost tables and useful life tables used for this approach are developed by subsidiaries of MUFG.
•Sales comparison approach. The sales comparison approach is mainly used for land. The fair value of the collateral located in Japan is based on Japanese government official land prices and standard land prices, considering the results of comparison analysis between the official roadside value which is used for tax purposes and the related government official land and standard land prices.
•Income approach. The income approach is, as a general rule, applied to all rental properties based on the highest and best use concept. This approach calculates the fair value of the collateral using expected future cash flows. In this approach, the expected annual net operating income is discounted using the related capitalization yield. The significant assumptions within the income approach are the expected annual net operating income and capitalization yield. The expected annual net operating income is estimated based on rental income of the property. The capitalization yield is determined based on the location and use of the property by subsidiaries of MUFG. The capitalization yield may be adjusted to reflect the trends in locations, occupancy rates and rent level and other factors.
Premises and equipment consist of those assets which were written down to fair value. The fair values are determined based on prices obtained from an appraiser or discounted cash flows. These impaired premises and equipment are classified as Level 3 of the fair value hierarchy.
Intangible assets consist of those assets which were written down to fair value. The fair values are determined based on discounted cash flows. These impaired intangible assets are classified as Level 3 of the fair value hierarchy.
Other assets mainly consist of investments in equity method investees which were written down to fair value due to impairment. When investments in equity method investees are marketable equity securities, the fair values are determined based on quoted prices. Impaired investments in equity method investees which are marketable equity securities are classified in either Level 1 or Level 2 of the fair value hierarchy. When investments in equity method investees are nonmarketable equity securities, the fair values are determined using the same methodologies as those for impaired nonmarketable equity securities described above. Impaired investments in equity method investees which are nonmarketable equity securities are classified in Level 3 of the fair value hierarchy.

Fair Value Option
The MUFG Group elected the fair value option for foreign currency-denominated debt securities and equity securities held by MUFG Bank and Mitsubishi UFJ Trust and Banking. The election was made to mitigate accounting mismatches related to fluctuations of foreign exchange rates by allowing the gains and losses on translation of these securities to be included in current earnings. The gains and losses on translation of debt securities without the fair value option, are included in OCI, while the gains and losses on translation of foreign currency-denominated financial liabilities are included in current earnings.
The MUFG Group also elected the fair value option for certain financial instruments held by MUFG Bank’s foreign subsidiaries because those financial instruments are managed on a fair value basis, and these exposures are considered to be trading-related positions. These financial assets are included in Other assets. These financial liabilities are mainly included in Other short-term borrowings and Long-term debt. Unrealized gains and losses on such financial instruments are recognized in the accompanying consolidated statements of income.
The following table presents the gains or losses recorded for the fiscal years ended March 31, 2024, 2025 and 2026 related to the eligible instruments for which the MUFG Group elected the fair value option:

	2024			2025			2026
	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value
	(in millions)
Financial assets:
Trading account securities	¥(173,290)	¥2,176,389	¥2,003,099	¥1,636	¥38,401	¥40,037	¥127,948	¥1,931,494	¥2,059,442
Total	¥(173,290)	¥2,176,389	¥2,003,099	¥1,636	¥38,401	¥40,037	¥127,948	¥1,931,494	¥2,059,442
Financial liabilities:
Other short-term borrowings(1)	¥3,690	¥—	¥3,690	¥3,832	¥—	¥3,832	¥1,332	¥—	¥1,332
Long-term debt(1)	(20,426)	—	(20,426)	10,120	—	10,120	3,686	—	3,686
Total	¥(16,736)	¥—	¥(16,736)	¥13,952	¥—	¥13,952	¥5,018	¥—	¥5,018

Note:
(1)Changes in the value attributable to the instrument-specific credit risk related to those financial liabilities were not material.
The following table presents the differences between the aggregate fair value and the aggregate remaining contractual principal balance outstanding as of March 31, 2025 and 2026 for long-term debt instruments for which the fair value option has been elected:

	2025			2026
	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding
	(in millions)
Financial liabilities:
Long-term debt	¥156,302	¥153,742	¥(2,560)	¥81,737	¥79,698	¥(2,039)
Total	¥156,302	¥153,742	¥(2,560)	¥81,737	¥79,698	¥(2,039)
Interest income and expense related to the assets and liabilities for which the fair value option is elected are measured based on the contractual rates and dividend income related to these assets are recognized when the shareholder right to receive the dividend is established. These interest income and expense and dividend income are reported in the accompanying consolidated statements of income as either interest income or expense, depending on the nature of the related asset or liability.
Estimated Fair Value of Financial Instruments
The following is a summary of carrying amounts and estimated fair values by level within the fair value hierarchy of financial instruments which are not carried at fair value on a recurring basis in the accompanying consolidated balance sheets as of March 31, 2025 and 2026:

	Carrying amount	Estimated fair value
At March 31, 2025		Total	Level 1	Level 2	Level 3
	(in billions)
Financial assets:
Cash and due from banks	¥4,591	¥4,591	¥4,591	¥—	¥—
Interest-earning deposits in other banks	104,707	104,707	—	104,707	—
Call loans and funds sold	1,676	1,676	—	1,676	—
Receivables under resale agreements	18,782	18,782	—	18,782	—
Receivables under securities borrowing transactions	5,701	5,701	—	5,701	—
Investment securities	23,272	22,647	12,932	8,244	1,471
Loans, net of allowance for credit losses(1)	130,187	129,772	2	70	129,700
Other financial assets(2)	9,783	9,783	—	9,783	—
Financial liabilities:
Deposits
Non-interest-bearing	¥36,820	¥36,820	¥—	¥36,820	¥—
Interest-bearing	212,633	212,643	—	212,643	—
Total deposits	249,453	249,463	—	249,463	—
Call money and funds purchased	5,017	5,017	—	5,017	—
Payables under repurchase agreements	43,664	43,664	—	43,664	—
Payables under securities lending transactions	718	718	—	718	—
Due to trust account and other short-term borrowings	28,229	28,229	—	28,229	—
Long-term debt	20,928	20,199	—	20,199	—
Other financial liabilities	9,038	9,038	—	9,038	—

	Carrying amount	Estimated fair value
At March 31, 2026		Total	Level 1	Level 2	Level 3
	(in billions)
Financial assets:
Cash and due from banks	¥4,367	¥4,367	¥4,367	¥—	¥—
Interest-earning deposits in other banks	86,003	86,003	—	86,003	—
Call loans and funds sold	2,170	2,170	—	2,170	—
Receivables under resale agreements	16,885	16,885	—	16,885	—
Receivables under securities borrowing transactions	5,493	5,493	—	5,493	—
Investment securities	26,013	24,893	14,567	8,483	1,843
Loans, net of allowance for credit losses(1)	143,562	142,235	3	112	142,120
Other financial assets(2)	12,774	12,774	—	12,774	—
Financial liabilities:
Deposits
Non-interest-bearing	¥35,860	¥35,860	¥—	¥35,860	¥—
Interest-bearing	224,956	224,788	—	224,788	—
Total deposits	260,816	260,648	—	260,648	—
Call money and funds purchased	5,257	5,257	—	5,257	—
Payables under repurchase agreements	39,516	39,516	—	39,516	—
Payables under securities lending transactions	1,252	1,252	—	1,252	—
Due to trust account and other short-term borrowings	14,633	14,633	—	14,633	—
Long-term debt	21,870	21,018	—	21,018	—
Other financial liabilities	9,595	9,595	—	9,595	—

Notes:
(1)Includes loans held for sale and collateral dependent loans measured at fair value on a nonrecurring basis. Refer to “Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis” for the details of the level classification.
(2)Excludes investments in equity method investees of ¥4,564 billion and ¥5,462 billion at March 31, 2025 and 2026, respectively.
The fair values of certain off-balance sheet financial instruments held for purposes other than trading, including commitments to extend credit and commercial letters of credit, are estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the credit quality. The aggregate fair value of such instruments at March 31, 2025 and 2026 was not material.